Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock-based Compensation Tables
Schedule of Assumptions
	2017	2016
Weighted average expected life in years	5.0	5.0
Weighted average risk free interest rate	1.76%	1.28%
Weighted average volatility	120.0%	133.54%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

	2016	2015
Weighted average expected life in years	5.0	5.0
Weighted average risk free interest rate	1.28%	1.42%
Weighted average volatility	133.54%	120.63%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Summary of Option Activity
		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding as of December 31, 2016	16,203,385	$0.38
Granted	—	$—
Exercised	—	$—
Cancelled	—	$—
Forfeited or expired	—	$—
Outstanding as of March 31, 2017	16,203,385	$0.38
Granted	5,550,000	$0.11
Exercised	—	$—
Cancelled	—	$—
Forfeited or expired	(160,000)	$0.22
Outstanding as of June 30, 2017	21,593,385	$0.31
Granted	—	$—
Exercised	—	$—
Cancelled	—	$—
Forfeited or expired	—	$—
Outstanding as of September 30, 2017	21,593,385	$0.31

Exercisable	21,593,385	$0.31

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2014	7,206,830	$1.31
Granted	4,950,000	$0.35
Exercised	—	$—
Cancelled	—	$—
Forfeited or expired	(2,083,445)	$2.39
Outstanding at December 31, 2015	10,073,385	$0.62
Granted	6,130,000	$0.10
Exercised	—	$—
Cancelled	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2016	16,203,385	$0.38

Vested and exercisable at December 31, 2016	16,203,385	$0.38

Schedule of Other Share-based Compensation, Activity
		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2014	914,542	$0.37
Granted	4,950,000	$0.35
Vested	(5,672,874)	$0.36
Cancelled	—	$—
Forfeited or expired	(16,666)	$0.55
Outstanding at December 31, 2015	175,002	$0.36
Granted	6,130,000	$0.10
Vested	(6,305,002)	$0.11
Cancelled	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2016	—	$—